Description of Organization and Business Operations (Details)							6 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Oct. 12, 2022 shares	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 23, 2022 USD ($) $ / shares shares	Sep. 30, 2021	May 31, 2021	Apr. 30, 2021	Nov. 28, 2023 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	May 25, 2023 $ / shares	Jun. 30, 2022 $ / shares	Aug. 31, 2021	Aug. 30, 2021 $ / shares	Jul. 31, 2021	Jun. 30, 2021 $ / shares	Jun. 30, 2021 € / shares	Mar. 31, 2021	Jan. 01, 2021 $ / shares	Jan. 01, 2021 € / shares
Description of Organization and Business Operations (Details) [Line Items]
Date of incorporated									Jan. 31, 2019		Jan. 31, 2019
Purchase price, per unit (in Dollars per share) | (per share)													$ 2.12		$ 3.05		$ 0.012	€ 0.01
Operating cash (in Dollars)								$ 18,027,000	$ 3,886,000	$ 12,381,000	$ 2,987,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.012	$ 0.012		$ 0.012
Unisun Energy Holding B.V. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Owns percentage						100.00%
Alternus Energy Americas Inc. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Owns percentage					100.00%
GHFG Limited [Member]
Description of Organization and Business Operations (Details) [Line Items]
Owns percentage				55.00%
Romanian companies [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share capital percentage						100.00%													100.00%
Italian company [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share capital percentage						100.00%								100.00%		100.00%	100.00%	100.00%	100.00%
Polish company [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share capital percentage								100.00%						100.00%
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Purchase price, per unit (in Dollars per share) | (per share)																				$ 0.012	€ 0.01
Clean Earth Acquisitions Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Date of incorporated									May 14, 2021		May 14, 2021
Condition for future business combination number of businesses minimum									1		1
Purchase price, per unit (in Dollars per share) | $ / shares		$ 10
Share price (in Dollars per share) | $ / shares									$ 11.5
Maturity days		185 days
Number of shares to be issued at closing (in Shares) | shares	55,000,000
Subject to certain earn-out provision shares (in Shares) | shares	35,000,000
Aggregate fair market value percentage									80.00%
Percentage of voting securities									50.00%
Obligation to redeem percentage									100.00%		100.00%
Aggregate redemption amount (in Dollars)									$ 154,152,327
Redemption amount (in Dollars)									86,038,091		$ 235,586,028
Operating cash (in Dollars)								33,912	9,266		630,460
Working capital deficit (in Dollars)									$ 3,861,647		2,496,267
Payment from sponsor (in Dollars)								(25,000)
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001
Issuance period of financial statement									1 year		1 year
Sale of Units (in Shares) | shares		23,000,000
Gross proceeds (in Dollars)		$ 232,300,000								$ 230,000,000	$ 230,000,000
Maturity days									185 years		185 days
Assets held in the trust account percentage											80.00%
Ownership interest to be acquired on post-transaction company											50.00%
Additional shares of working capital adjustment (in Shares) | shares	1,000,000
Operating cash (in Dollars)											$ 630,460
Clean Earth Acquisitions Corp [Member] | Working Capital [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance period of financial statement									1 year		1 year
Clean Earth Acquisitions Corp [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of Units (in Shares) | shares		23,000,000
Purchase price, per unit (in Dollars per share) | $ / shares		$ 10
Gross proceeds (in Dollars)		$ 230,000,000
Purchase price, per unit (in Dollars per share) | $ / shares		$ 10							$ 10.1		$ 10.1
Net proceeds (in Dollars)		$ 232,300,000
Share price (in Dollars per share) | $ / shares		$ 10.1							$ 10.1		$ 10
Sale of Units (in Shares) | shares		23,000,000
Gross proceeds (in Dollars)		$ 230,000,000
Net proceeds (in Dollars)		$ 232,300,000
Clean Earth Acquisitions Corp [Member] | Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of Units (in Shares) | shares		890,000
Purchase price, per unit (in Dollars per share) | $ / shares		$ 10
Sale of the private units (in Dollars)		$ 8,900,000
Sale of Units (in Shares) | shares		890,000
Clean Earth Acquisitions Corp [Member] | Trust Account [Member]
Description of Organization and Business Operations (Details) [Line Items]
Redemption amount (in Dollars)			$ 84,562,944						$ 84,562,944
Clean Earth Acquisitions Corp [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Purchase price, per unit (in Dollars per share) | $ / shares		$ 10
Sale of Units (in Shares) | shares		3,000,000									3,000,000
Clean Earth Acquisitions Corp [Member] | Class A common stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share) | $ / shares									$ 9.2
Deposited amount (in Dollars)							$ 195,000
Share price (in Dollars per share) | $ / shares							$ 0.04
Aggregate shares (in Shares) | shares									14,852,437
Aggregate redemption amount (in Dollars)									$ 154,152,327
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001		$ 0.0001
Clean Earth Acquisitions Corp [Member] | CommonClassaSubjectToRedemption [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate shares (in Shares) | shares			14,852,437
Redemption price per share (in Dollars per share) | $ / shares			$ 10.38						10.38			$ 10.38
Gross proceeds (in Dollars)											$ 230,000,000
Clean Earth Acquisitions Corp [Member] | Class B Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001		$ 0.0001
Common stock, par value (in Dollars per share) | $ / shares											$ 0.0001
Clean Earth Acquisitions Corp [Member] | Class B Common Stock [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Payment from sponsor (in Dollars)									$ 25,000
Payment from sponsor (in Dollars)											$ 25,000
Business Combination [Member] | Clean Earth Acquisitions Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination agreement (in Shares) | shares	90,000,000
Price per public share (in Dollars per share) | $ / shares									$ 10.1		$ 10.1
Net tangible assets (in Dollars)									$ 5,000,001
Number of business days									10		10
Net tangible assets (in Dollars)											$ 5,000,001
Termination fee (in Dollars)											$ 2,000,000
Business Combination [Member] | Post Transaction [Member] | Clean Earth Acquisitions Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Owns or acquires, perecntage											50.00%
Alternus Energy Group Plc [Member] | Clean Earth Acquisitions Corp [Member] | Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Subject to certain earn-out provision shares (in Shares) | shares									35,000,000
Agreement amount (in Dollars)									$ 550,000,000
Alternus Energy Group Plc [Member] | Clean Earth Acquisitions Corp [Member] | Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Subject to certain earn-out provision shares (in Shares) | shares									20,000,000
Agreement amount (in Dollars)									$ 275,000,000
Alternus Energy Group Plc [Member] | Clean Earth Acquisitions Corp [Member] | Class A common stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Subject to certain earn-out provision shares (in Shares) | shares									35,000,000
Alternus Energy Group Plc [Member] | Business Combination Agreement with Alternus Energy Group Plc [Member] | Clean Earth Acquisitions Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares to be issued at closing (in Shares) | shares	55,000,000
Additional shares (in Shares) | shares	1,000,000
Subject to certain earn-out provision shares (in Shares) | shares	35,000,000
Estimated working capital (in Dollars)									$ 10,000,000
Common shares (in Shares) | shares									1,000,000
Alternus Energy Group Plc [Member] | Business Combination Agreement with Alternus Energy Group Plc [Member] | Clean Earth Acquisitions Corp [Member] | Class A common stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per public share (in Dollars per share) | $ / shares									$ 10
Agreement amount (in Dollars)									$ 550,000,000
PC-Italia-03 S.R.L.[Member] | Italian company [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share capital percentage																			100.00%
Alternus Energy Group [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share capital percentage						60.00%